Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Positions

	As of December 31, 2011[1]
	Asset Derivatives				Liability Derivatives
(Dollars in millions)	Balance Sheet Classification	Notional Amounts		Fair Value	Balance Sheet Classification	Notional Amounts		Fair Value
Derivatives designated in cash flow hedging relationships [2]
Equity contracts hedging:
Securities AFS	Trading assets	$1,547		$—	Trading liabilities	$1,547		$189
Interest rate contracts hedging:
Floating rate loans	Trading assets	14,850		1,057	Trading liabilities	—		—
Total		16,397		1,057		1,547		189
Derivatives designated in fair value hedging relationships [3]
Interest rate contracts covering:
Securities AFS	Trading assets	—		—	Trading liabilities	450		1
Fixed rate debt	Trading assets	1,000		56	Trading liabilities	—		—
Total		1,000		56		450		1
Derivatives not designated as hedging instruments [4]
Interest rate contracts covering:
Fixed rate debt	Trading assets	437		13	Trading liabilities	60		9
MSRs	Other assets	28,800		472	Other liabilities	2,920		29
LHFS, IRLCs, LHFI-FV	Other assets	2,657		19	Other liabilities	6,228	[5]	54
Trading activity	Trading assets	113,420	[6]	6,226	Trading liabilities	101,042		5,847
Foreign exchange rate contracts covering:
Foreign-denominated debt and commercial loans	Trading assets	33		1	Trading liabilities	460		129
Trading activity	Trading assets	2,532		127	Trading liabilities	2,739		125
Credit contracts covering:
Loans	Trading assets	45		1	Trading liabilities	308		3
Trading activity	Trading assets	1,841	[7]	28	Trading liabilities	1,809	[7]	23
Equity contracts - Trading activity	Trading assets	10,168	[6]	1,013	Trading liabilities	10,445		1,045
Other contracts:
IRLCs and other	Other assets	4,909		84	Other liabilities	139	[8]	22	[8]
Trading activity	Trading assets	207		23	Trading liabilities	203		23
Total		165,049		8,007		126,353		7,309
Total derivatives		$182,446		$9,120		$128,350		$7,499
[1] During 2011, the Company began offsetting cash collateral paid to and received from derivative counterparties when the derivative contracts are subject to ISDA master netting arrangements and meet the derivatives accounting requirements. The effects of offsetting on the Company's Consolidated Balance Sheets as of December 31, 2011 are presented in Note 19, "Fair Value Election and Measurement."
[2] See “Cash Flow Hedges” in this Note for further discussion.
[3] See “Fair Value Hedges” in this Note for further discussion.
[4] See “Economic Hedging and Trading Activities” in this Note for further discussion.
[5] Amount includes $1.2 billion of notional amounts related to interest rate futures. These futures contracts settle in cash daily and therefore, no derivative asset or liability is recognized.
[6] Amounts include $16.7 billion and $0.6 billion of notional related to interest rate futures and equity futures, respectively. These futures contracts settle in cash daily and therefore, no derivative asset or liability is recognized.
[7] Asset and liability amounts include $2 million and $6 million, respectively, of notional from purchased and written credit risk participation agreements, respectively, which notional is calculated as the notional of the derivative participated adjusted by the relevant RWA conversion factor.
[8] Includes a $22 million derivative liability recognized in other liabilities in the Consolidated Balance Sheets, related to a notional amount of $134 million. The notional amount is based on the number of Visa Class B shares, 3.2 million, the conversion ratio from Class B shares to Class A shares, and the Class A share price at the derivative inception date of May 28, 2009. This derivative was established upon the sale of Class B shares in the second quarter of 2009 as discussed in Note 18, “Reinsurance Arrangements and Guarantees.”

	As of December 31, 2010
	Asset Derivatives				Liability Derivatives
(Dollars in millions)	Balance Sheet Classification	Notional Amounts		Fair Value	Balance Sheet Classification	Notional Amounts		Fair Value
Derivatives designated in cash flow hedging relationships [1]
Equity contracts hedging:
Securities AFS	Trading assets	$1,547		$—	Trading liabilities	$1,547		$145
Interest rate contracts hedging:
Floating rate loans	Trading assets	15,350		947	Trading liabilities	500		10
Total		16,897		947		2,047		155
Derivatives not designated as hedging instruments [2]
Interest rate contracts covering:
Fixed rate debt	Trading assets	1,273		41	Trading liabilities	60		4
Corporate bonds and loans		—		—	Trading liabilities	5		—
MSRs	Other assets	20,474		152	Other liabilities	6,480		73
LHFS, IRLCs, LHFI-FV	Other assets	7,269	[3]	92	Other liabilities	2,383		20
Trading activity	Trading assets	132,286	[4]	4,211	Trading liabilities	105,926		3,884
Foreign exchange rate contracts covering:
Foreign-denominated debt and commercial loans	Trading assets	1,083		17	Trading liabilities	495		128
Trading activity	Trading assets	2,691		92	Trading liabilities	2,818		91
Credit contracts covering:
Loans	Trading assets	15		—	Trading liabilities	227		2
Trading activity	Trading assets	1,094	[5]	39	Trading liabilities	1,039	[5]	34
Equity contracts - Trading activity	Trading assets	5,010	[4]	583	Trading liabilities	8,012		730
Other contracts:
IRLCs and other	Other assets	2,169		18	Other liabilities	2,196	[6]	42	[6]
Trading activity	Trading assets	111		11	Trading liabilities	111		11
Total		173,475		5,256		129,752		5,019
Total derivatives		$190,372		$6,203		$131,799		$5,174
[1] See “Cash Flow Hedges” in this Note for further discussion.
[2] See “Economic Hedging and Trading Activities” in this Note for further discussion.
[3] Amount includes $1.4 billion of notional amounts related to interest rate futures. These futures contracts settle in cash daily and therefore, no derivative asset or liability is recognized.
[4] Amounts include $25.0 billion and $0.5 billion of notional related to interest rate futures and equity futures, respectively. These futures contracts settle in cash daily and therefore, no derivative asset or liability is recognized.
[5] Asset and liability amounts include $1 million and $8 million, respectively, of notional from purchased and written interest rate swap risk participation agreements, respectively, which notional is calculated as the notional of the interest rate swap participated adjusted by the relevant RWA conversion factor.
[6] Includes a $23 million derivative liability recognized in other liabilities in the Consolidated Balance Sheets, related to a notional amount of $134 million. The notional amount is based on the number of Visa Class B shares, 3.2 million, the conversion ratio from Class B shares to Class A shares, and the Class A share price at the derivative inception date of May 28, 2009. This derivative was established upon the sale of Class B shares in the second quarter of 2009 as discussed in Note 18, “Reinsurance Arrangements and Guarantees.”

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]

	Year Ended December 31, 2011
(Dollars in millions)	Amount of pre-tax gain/(loss) recognized in OCI on Derivatives (Effective Portion)	Classification of gain reclassified from AOCI into Income (Effective Portion)	Amount of pre-tax gain reclassified from AOCI into Income (Effective Portion) [1]
Derivatives in cash flow hedging relationships
Equity contracts hedging Securities AFS	($46)		$—
Interest rate contracts hedging Floating rate loans	730	Interest and fees on loans	423
Total	$684		$423
[1] During the year ended December 31, 2011, the Company also reclassified $202 million in pre-tax gains from AOCI into net interest income. These gains related to hedging relationships that have been previously terminated or de-designated.

	Year Ended December 31, 2011
(Dollars in millions)	Amount of gain on Derivatives recognized in Income	Amount of loss on related Hedged Items recognized in Income	Amount of loss recognized in Income on Hedges (Ineffective Portion)
Derivatives in fair value hedging relationships[1]
Interest rate contracts hedging Fixed rate debt	$51	($52)	($1)
[1] Amounts are recognized in trading income/(loss) in the Consolidated Statements of Income/(Loss).

(Dollars in millions)	Classification of gain/(loss) recognized in Income on Derivatives	Amount of gain/(loss) recognized in Income on Derivatives for the Year Ended December 31, 2011
Derivatives not designated as hedging instruments
Interest rate contracts covering:
Fixed rate debt	Trading income/(loss)	($5)
MSRs	Mortgage servicing related income	572
LHFS, IRLCs, LHFI-FV	Mortgage production related (loss)/income	(281)
Trading activity	Trading income/(loss)	113
Foreign exchange rate contracts covering:
Foreign-denominated debt and commercial loans	Trading income/(loss)	(4)
Trading activity	Trading income/(loss)	18
Credit contracts covering:
Loans	Trading income/(loss)	(1)
Other	Trading income/(loss)	15
Equity contracts - trading activity	Trading income/(loss)	(3)
Other contracts:
IRLCs	Mortgage production related (loss)/income	355
Total		$779

The impacts of derivatives on the Consolidated Statements of Income/(Loss) and the Consolidated Statements of Shareholders’ Equity for the year ended December 31, 2010 are presented below:

	Year Ended December 31, 2010
(Dollars in millions)	Amount of pre-tax gain recognized in OCI on Derivatives (Effective Portion)	Classification of gain reclassified from AOCI into Income (Effective Portion)	Amount of pre-tax gain reclassified from AOCI into Income (Effective Portion) [1]
Derivatives in cash flow hedging relationships
Equity contracts hedging Securities AFS	($101)		$—
Interest rate contracts hedging Floating rate loans	903	Interest and fees on loans	487
Total	$802		$487
[1] During the year ended December 31, 2010, the Company also reclassified $130 million in pre-tax gains from AOCI into net interest income. These gains related to hedging relationships that have been previously terminated or de-designated.

(Dollars in millions)	Classification of gain/(loss) recognized in Income on Derivatives	Amount of gain/(loss) recognized in Income on Derivatives for the Year Ended December 30, 2010
Derivatives not designated as hedging instruments
Interest rate contracts covering:
Fixed rate debt	Trading income/(loss)	($64)
Corporate bonds and loans	Trading income/(loss)	(1)
MSRs	Mortgage servicing related income	444
LHFS, IRLCs, LHFI-FV	Mortgage production related (loss)/income	(176)
Trading activity	Trading income/(loss)	304
Foreign exchange rate contracts covering:
Foreign-denominated debt and commercial loans	Trading income/(loss)	(94)
Trading activity	Trading income/(loss)	7
Credit contracts covering:
Loans	Trading income/(loss)	(2)
Trading activity	Trading income/(loss)	10
Equity contracts - trading activity	Trading income/(loss)	(53)
Other contracts:
IRLCs	Mortgage production related (loss)/income	392
Total		$767

The impacts of derivatives on the Consolidated Statements of Income/(Loss) and the Consolidated Statements of Shareholders’ Equity for the year ended December 31, 2009 are presented below:

	Year Ended December 31, 2009
(Dollars in millions)	Amount of pre-tax gain/(loss) recognized in OCI on Derivatives (Effective Portion)	Classification of gain/(loss) reclassified from AOCI into Income (Effective Portion)	Amount of pre-tax gain/(loss)reclassified from AOCI into Income (Effective Portion) [1]
Derivatives in cash flow hedging relationships
Equity contracts hedging Securities AFS	($296)		$—
Interest rate contracts hedging:
Floating rate loans	99	Interest and fees on loans	503
Floating rate CDs	(1)	Interest on deposits	(47)
Floating rate debt	—	Interest on long-term debt	(1)
Total	($198)		$455
[1] During the year ended December 31, 2009, the Company reclassified $31 million in pre-tax gains from AOCI into net interest income. These gains related to hedging relationships that have been previously terminated or de-designated.

(Dollars in millions)	Classification of gain/(loss) recognized in Income on Derivatives	Amount of gain/(loss) recognized in Income on Derivatives for the Year Ended December 31, 2009
Derivatives not designated as hedging instruments
Interest rate contracts covering:
Fixed rate debt	Trading income/(loss)	($61)
Corporate bonds and loans	Trading income/(loss)	7
MSRs	Mortgage servicing related income	(88)
LHFS, IRLCs, LHFI-FV	Mortgage production related (loss)/income	(75)
Trading activity	Trading income/(loss)	46
Foreign exchange rate contracts covering:
Foreign-denominated debt and commercial loans	Trading income/(loss)	72
Trading activity	Trading income/(loss)	(4)
Credit contracts covering:
Loans	Trading income/(loss)	(20)
Equity contracts - trading activity	Trading income/(loss)	23
Other contracts:
IRLCs	Mortgage production related (loss)/income	630
Trading activity	Trading income/(loss)	3
Total		$533